RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The Company’s subsidiary, Henan Green, entered into a rental agreement for land use right with Zhengzhou Company, the former owner of Henan Green, from January 1, 2008 to December 31, 2027. Rental paid to Zhengzhou Company for the years ended December 31, 2011, 2010 and 2009 were $11,428, $9,909 and $8,916 respectively.

The Company’s related party, Zhengzhou Company owns a land use right with total 24.94 acres (151.4 Chinese mu), the Company currently leases a part of the land use right for 6.69 acres (40.60 Chinese mu) from Zhengzhou Company. The Company's existing production lines and warehouses are located on this parcel of land. For operation risk mitigation purpose, the Company has started the process of title transfer of the existing land use right to 24.94 acres (151.4 Chinese mu) from Zhengzhou Company. To facilitate Zhengzhou Company's negotiation with local regulatory authorities on the transfer and in anticipation of the upfront payments associated with the transaction, the Company prepaid $12,710,719 to Zhengzhou Company as of December 31, 2011. The final transfer price is to be further determined based on market-based valuation of the land value and calculation of associated value-added tax.

On August 24, 2011, the subsidiary Henan Green Complex Materials Co., Ltd (“Henan Green”) entered into a Memorandum of Understanding (MOU) with a potential joint venture partner located outside of China. In connection with the MOU the Board authorized the Company to deposit $5,000,000 as a good faith deposit. The funds were deposited in August, 2011 with an overseas bank in the name of the Company’s CEO. The $5,000,000 was returned to the Company on December 13, 2011 since it was decided not to pursue such joint venture arrangement.

In March, 2011, the Company paid $1.5 million and $3.5 million to Oasis Green Investments Limited and Plumpton Group Limited, respectively, in accordance with the Company’s original Merger Agreement and following the exercise of aggregate over 96% of the public warrants. Under the Merger Agreement, Oasis, one of the Original Shareholders and which is owned by Ms. Yuying Lu, the daughter of our Chairman and CEO, Mr. Mingwang Lu, and Plumpton, also one of the Original Shareholders, were entitled to receive an aggregate of $5 million in the event that at least 75% of the outstanding warrants were exercised at an exercise price not less than $5.00 per share. It was agreed to the payment obligation under the Merger Agreement as an incentive to Oasis and Plumpton to execute the Merger Agreement and approve the related merger between the Company and COAC. The remaining $0.7 million of that $5.7 million warrant expense was the professional fees paid during the warrant exercise.